MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
  and Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                                  GOLD-2 2/98

                                      LOGO

                                      LOGO

                                      LOGO

                       ANNUAL REPORT - DECEMBER 31, 1997

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1996   December 31, 1997   in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................      $24.7064            $29.9999            21.43%
   Capital Appreciation Series -- Level
    2....................................        9.9433             12.0916            21.61%
   Government Securities Series -- Level
    1....................................       15.5644             16.6923             7.25%
   Government Securities Series -- Level
    2....................................        9.9641             10.7020             7.41%
   High Yield Series -- Level 1..........       19.7545             22.0555            11.65%
   High Yield Series -- Level 2..........       10.0000*            11.1721            11.72%
   Managed Sectors Series -- Level 1.....       22.0312             27.2960            23.90%
   Managed Sectors Series -- Level 2.....        9.8974             12.2808            24.08%
   Money Market Series -- Level 1........       12.7175             13.1780             3.62%
   Money Market Series -- Level 2........       10.0240             10.4025             3.78%
   Total Return Series -- Level 1........       20.0405             24.1056            20.28%
   Total Return Series -- Level 2........       10.0182             12.0683            20.46%
   World Governments Series -- Level 1...       16.7734             16.4146           (2.14)%
   World Governments Series -- Level 2...       10.0242              9.8243           (1.99)%
 MFS REGATTA GOLD CONTRACTS:
   Capital Appreciation Series...........      $22.5700            $27.4057            21.43%
   Conservative Growth Series............       19.9527             25.9656            30.14%
   Emerging Growth Series................       14.5136             17.4544            20.26%
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        9.9199             10.8010             8.88%
   International Growth Series...........        9.7480              9.4566           (2.99)%
   International Growth and Income
    Series...............................       10.4404             10.9674             5.05%
   Government Securities Series..........       13.1252             14.0763             7.25%
   High Yield Series.....................       16.2674             18.1622            11.65%
   Managed Sectors Series................       18.5452             22.9770            23.90%
   Money Market Series...................       11.3932             11.8058             3.62%
   Research Series.......................       16.3209             19.4490            19.17%
   Research Growth & Income Series.......       10.0000*            10.9235             9.24%
   Total Return Series...................       16.6932             20.0793            20.28%
   Utilities Series......................       14.5260             19.0140            30.90%
   Value Series..........................       10.9234             13.7450            25.83%
   World Asset Allocation Series.........       13.7702             15.0565             9.34%
   World Governments Series..............       13.6780             13.3854           (2.14)%
   World Growth Series...................       13.7523             15.6398            13.72%
   World Total Return Series.............       13.1290             14.7153            12.08%
 *Reflects unit value on date of commencement of operations.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1996   December 31, 1997   in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Capital Appreciation Series...........      $ 9.8765            $11.9926            21.43%
   Conservative Growth Series............        9.8549             12.8247            30.14%
   Emerging Growth Series................        9.5644             11.5023            20.26%
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.4127             11.3377             8.88%
   International Growth Series...........       10.0270              9.7271           (2.99)%
   International Growth and Income
    Series...............................       10.0000*            10.5716             5.72%
   Government Securities Series..........        9.9631             10.6850             7.25%
   High Yield Series.....................       10.0910             11.2665            11.65%
   Managed Sectors Series................       10.0000*            11.9091            19.09%
   Money Market Series...................       10.0239             10.3869             3.62%
   Research Series.......................        9.8296             11.7136            19.17%
   Research Growth & Income Series.......       10.0000*            10.7281             7.28%
   Total Return Series...................        9.9034             11.9123            20.28%
   Utilities Series......................       10.0000*            12.7649            27.65%
   Value Series..........................       10.1034             12.7132            25.83%
   World Asset Allocation Series.........       10.0430             10.9812             9.34%
   World Governments Series..............       10.0000*            10.0247             0.25%
   World Growth Series...................       10.0000*            11.3725            13.73%
   World Total Return Series.............       10.0000*            11.1546            11.55%

*Reflects unit value on date of commencement of operations.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1997

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   28,327,640  $  971,058,013  $1,137,027,008
     Conservative Growth Series ("CGS")...............................................   32,185,770     781,636,519   1,067,020,252
     Emerging Growth Series ("EGS")...................................................   24,512,514     371,308,167     441,300,870
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    2,158,089      25,489,668      23,816,248
     International Growth Series ("FCI")..............................................    2,416,539      23,732,818      23,314,806
     International Growth and Income Series ("FCG")...................................    4,416,730      46,918,882      49,344,675
     Government Securities Series ("GSS").............................................   25,395,141     319,875,125     331,168,206
     High Yield Series ("HYS")........................................................   24,483,510     225,092,980     237,752,900
     Managed Sectors Series ("MSS")...................................................   10,730,225     272,360,416     312,886,223
     Money Market Series ("MMS")......................................................  294,418,620     294,418,620     294,418,620
     Research Series ("RES")..........................................................   33,411,001     537,910,799     649,201,574
     Research Growth & Income Series ("RGS")..........................................      535,127       5,634,111       5,897,527
     Total Return Series ("TRS")......................................................   74,122,506   1,282,241,828   1,580,088,581
     Utilities Series ("UTS").........................................................    7,154,185      89,007,969     117,388,621
     Value Series ("VAL").............................................................    6,249,006      75,222,506      87,073,588
     World Asset Allocation Series ("WAA")............................................    8,282,062     110,929,238     120,415,491
     World Governments Series ("WGS").................................................    9,215,733     104,555,220      98,853,956
     World Growth Series ("WGR")......................................................   16,149,857     205,219,774     237,130,808
     World Total Return Series ("WTR")................................................    4,740,158      61,458,713      69,682,180
                                                                                                     --------------  --------------
                                                                                                     $5,804,071,366  $6,883,782,134
 Liability:
   Payable to Sponsor..............................................................................................         379,086
                                                                                                                     --------------
         Net Assets................................................................................................  $6,883,403,048
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of
                                               Deferred Variable Annuity Contracts   Reserve for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value       Annuities       Total
                                              ----------  ----------   ------------  -----------   ------------
   MFS Regatta Contracts:
     CAS -- Level 1.........................   2,993,020   $29.9999    $ 89,794,911  $   261,144   $ 90,056,055
     CAS -- Level 2.........................   5,390,680    12.0916      65,070,131      150,610     65,220,741
     GSS -- Level 1.........................   1,462,222    16.6923      24,418,411       18,136     24,436,547
     GSS -- Level 2.........................   1,514,633    10.7020      16,194,876       64,936     16,259,812
     HYS -- Level 1.........................     537,033    22.0555      11,850,184       16,775     11,866,959
     HYS -- Level 2.........................     975,126    11.1721      10,896,986       12,433     10,909,419
     MSS -- Level 1.........................     941,686    27.2960      25,592,815      159,135     25,751,950
     MSS -- Level 2.........................   2,022,757    12.2808      24,919,825      --          24,919,825
     MMS -- Level 1.........................   1,518,722    13.1780      20,192,268       28,250     20,220,518
     MMS -- Level 2.........................   1,845,809    10.4025      18,979,267        2,900     18,982,167
     TRS -- Level 1.........................   5,756,653    24.1056     138,772,465      468,018    139,240,483
     TRS -- Level 2.........................   7,838,741    12.0683      94,536,757      813,685     95,350,442
     WGS -- Level 1.........................     700,338    16.4146      11,504,956       60,591     11,565,547
     WGS -- Level 2.........................     483,253     9.8243       4,735,735      --           4,735,735
                                                                       ------------  -----------   ------------
                                                                       $557,459,587  $ 2,056,613   $559,516,200
                                                                       ------------  -----------   ------------
                                                  (continued)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
  (CONTINUED):                                  Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS Regatta Gold Contracts:
     CAS....................................  35,528,897   $27.4057    $  973,517,756  $5,128,123  $  978,645,879
     CGS....................................  40,709,531    25.9656     1,056,959,876   2,935,772   1,059,895,648
     EGS....................................  25,039,986    17.4544       437,038,206     572,103     437,610,309
     FCE....................................   2,159,228    10.8010        23,320,823      31,734      23,352,557
     FCI....................................   2,390,056     9.4566        22,601,714      51,282      22,652,996
     FCG....................................   4,441,911    10.9674        48,715,282      90,715      48,805,997
     GSS....................................  20,508,844    14.0763       288,725,451     670,845     289,396,296
     HYS....................................  11,699,195    18.1622       212,466,548     680,947     213,147,495
     MSS....................................  11,326,719    22.9770       259,980,813     763,493     260,744,306
     MMS....................................  21,463,139    11.8058       253,465,466     756,260     254,221,726
     RES....................................  35,654,917    19.4490       640,927,304   1,856,694     642,783,998
     RGS....................................     533,928    10.9235         5,832,209      --           5,832,209
     TRS....................................  66,303,467    20.0793     1,331,170,967   2,674,657   1,333,845,624
     UTS....................................   6,101,638    19.0140       116,000,626     325,222     116,325,848
     VAL....................................   6,175,224    13.7450        84,879,388     143,701      85,023,089
     WAA....................................   7,928,833    15.0565       119,370,688     511,208     119,881,896
     WGS....................................   6,127,641    13.3854        82,033,695     365,168      82,398,863
     WGR....................................  15,058,757    15.6398       235,505,032     667,184     236,172,216
     WTR....................................   4,676,853    14.7153        68,817,872     362,558      69,180,430
                                                                       --------------  ----------  --------------
                                                                       $6,261,329,716  $18,587,666 $6,279,917,382
                                                                       --------------  ----------  --------------
   MFS Regatta Classic Contracts:
     CAS....................................     265,497   $11.9926    $    3,187,739  $   --      $    3,187,739
     CGS....................................     554,216    12.8247         7,115,038      --           7,115,038
     EGS....................................     318,028    11.5023         3,662,876      --           3,662,876
     FCE....................................      40,698    11.3377           462,223      --             462,223
     FCI....................................      67,892     9.7271           661,393      --             661,393
     FCG....................................      51,038    10.5716           540,221      --             540,221
     GSS....................................     113,243    10.6850         1,211,587      --           1,211,587
     HYS....................................     155,306    11.2665         1,751,539      --           1,751,539
     MSS....................................     118,243    11.9091         1,409,445      --           1,409,445
     MMS....................................      77,105    10.3869           803,078      --             803,078
     RES....................................     553,996    11.7136         6,497,188      --           6,497,188
     RGS....................................       6,085    10.7281            65,318      --              65,318
     TRS....................................     951,205    11.9123        11,347,435      --          11,347,435
     UTS....................................      77,009    12.7649           980,227      --             980,227
     VAL....................................     160,778    12.7132         2,046,243      --           2,046,243
     WAA....................................      50,531    10.9812           555,886      --             555,886
     WGS....................................      19,394    10.0247           194,687      --             194,687
     WGR....................................      85,526    11.3725           973,485      --             973,485
     WTR....................................      45,122    11.1546           503,858      --             503,858
                                                                       --------------  ----------  --------------
                                                                       $   43,969,466  $   --      $   43,969,466
                                                                       --------------  ----------  --------------
         Net Assets.................................................   $6,862,758,769  $20,644,279 $6,883,403,048
                                                                       --------------  ----------  --------------
                                                                       --------------  ----------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1997

                                                     CAS             CGS            EGS            FCE            FCI
                                                 Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                -------------   -------------   ------------   ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  88,676,113   $  35,535,241   $  1,301,804   $     7,806    $   24,244
   Mortality and expense risk charges.........     12,773,766       9,692,978      4,247,913       212,763       194,393
   Distribution expense charges...............        187,950        --              --            --             --
   Administrative expense charges.............      1,344,902       1,163,157        509,750        25,532        23,327
                                                -------------   -------------   ------------   ------------   -----------
       Net investment income (expense)........  $  74,369,495   $  24,679,106   $ (3,455,859)  $  (230,489)   $ (193,476)
                                                -------------   -------------   ------------   ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 362,027,612   $  21,055,175   $ 38,221,566   $ 8,602,108    $4,272,586
     Cost of investments sold.................    275,358,831      11,642,272     29,914,344     7,627,967     4,428,832
                                                -------------   -------------   ------------   ------------   -----------
       Net realized gains (losses)............  $  86,668,781   $   9,412,903   $  8,307,222   $   974,141    $ (156,246)
                                                -------------   -------------   ------------   ------------   -----------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $ 165,968,995   $ 285,383,733   $ 69,992,703   $(1,673,420)   $ (418,012)
     Beginning of year........................    133,626,673     122,871,165     16,355,150        47,389       (64,127)
                                                -------------   -------------   ------------   ------------   -----------
       Change in unrealized appreciation
        (depreciation)........................  $  32,342,322   $ 162,512,568   $ 53,637,553   $(1,720,809)   $ (353,885)
                                                -------------   -------------   ------------   ------------   -----------
     Realized and unrealized gains............  $ 119,011,103   $ 171,925,471   $ 61,944,775   $  (746,668)   $ (510,131)
                                                -------------   -------------   ------------   ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $ 193,380,598   $ 196,604,577   $ 58,488,916   $  (977,157)   $ (703,607)
                                                -------------   -------------   ------------   ------------   -----------
                                                -------------   -------------   ------------   ------------   -----------

                                                    FCG            GSS             HYS
                                                Sub-Account    Sub-Account     Sub-Account
                                                ------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $    506,953   $ 20,574,577   $  12,574,875
   Mortality and expense risk charges.........       530,474      3,854,558       2,392,767
   Distribution expense charges...............       --              54,703          26,937
   Administrative expense charges.............        63,657        407,844         260,195
                                                ------------   ------------   -------------
       Net investment income (expense)........  $    (87,178)  $ 16,257,472   $   9,894,976
                                                ------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 10,589,095   $ 83,661,016   $ 118,787,839
     Cost of investments sold.................    10,013,247     83,981,234     112,595,872
                                                ------------   ------------   -------------
       Net realized gains (losses)............  $    575,848   $   (320,218)  $   6,191,967
                                                ------------   ------------   -------------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $  2,425,793   $ 11,293,081   $  12,659,920
     Beginning of year........................       801,687      5,399,156       7,187,592
                                                ------------   ------------   -------------
       Change in unrealized appreciation
        (depreciation)........................  $  1,624,106   $  5,893,925   $   5,472,328
                                                ------------   ------------   -------------
     Realized and unrealized gains............  $  2,199,954   $  5,573,707   $  11,664,295
                                                ------------   ------------   -------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $  2,112,776   $ 21,831,179   $  21,559,271
                                                ------------   ------------   -------------
                                                ------------   ------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                    MSS             MMS             RES            RGS             TRS
                                                Sub-Account     Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                                ------------   -------------   -------------   -----------    -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $ 29,226,909   $  16,987,640   $  12,704,276    $  --         $ 136,291,376
   Mortality and expense risk charges.........     3,465,231       4,240,349       6,128,811       21,762        17,430,043
   Distribution expense charges...............        55,830          50,924        --             --               295,032
   Administrative expense charges.............       359,998         457,918         735,457           20         1,796,573
                                                ------------   -------------   -------------   -----------    -------------
       Net investment income (expense)........  $ 25,345,850   $  12,238,449   $   5,840,008    $ (21,782 )   $ 116,769,728
                                                ------------   -------------   -------------   -----------    -------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment transactions:
     Proceeds from sales......................  $ 87,092,003   $ 838,532,223   $  12,619,108    $ 323,191     $ 244,278,623
     Cost of investments sold.................    67,538,913     838,532,223       7,561,117      314,450       177,638,566
                                                ------------   -------------   -------------   -----------    -------------
       Net realized gains.....................  $ 19,553,090   $    --         $   5,057,991    $   8,741     $  66,640,057
                                                ------------   -------------   -------------   -----------    -------------
   Net unrealized appreciation on investments:
     End of year..............................  $ 40,525,807   $    --         $ 111,290,775    $ 263,416     $ 297,846,753
     Beginning of year........................    28,912,535        --            42,800,056       --           223,195,771
                                                ------------   -------------   -------------   -----------    -------------
       Change in unrealized appreciation......  $ 11,613,272   $    --         $  68,490,719    $ 263,416     $  74,650,982
                                                ------------   -------------   -------------   -----------    -------------
     Realized and unrealized gains............  $ 31,166,362   $    --         $  73,548,710    $ 272,157     $ 141,291,039
                                                ------------   -------------   -------------   -----------    -------------
   INCREASE IN NET ASSETS FROM OPERATIONS.....  $ 56,512,212   $  12,238,449   $  79,388,718    $ 250,375     $ 258,060,767
                                                ------------   -------------   -------------   -----------    -------------
                                                ------------   -------------   -------------   -----------    -------------

                                                    UTS            VAL            WAA
                                                Sub-Account    Sub-Account    Sub-Account
                                                ------------   ------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  8,922,718   $    287,830   $  4,694,705
   Mortality and expense risk charges.........     1,065,516        592,023      1,285,189
   Distribution expense charges...............       --             --             --
   Administrative expense charges.............       127,862         71,043        154,223
                                                ------------   ------------   ------------
       Net investment income (expense)........  $  7,729,340   $   (375,236)  $  3,255,293
                                                ------------   ------------   ------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment transactions:
     Proceeds from sales......................  $  6,071,320   $  1,955,133   $ 11,129,872
     Cost of investments sold.................     3,987,579      1,617,454      8,517,555
                                                ------------   ------------   ------------
       Net realized gains.....................  $  2,083,741   $    337,679   $  2,612,317
                                                ------------   ------------   ------------
   Net unrealized appreciation on investments:
     End of year..............................  $ 28,380,652   $ 11,851,082   $  9,486,253
     Beginning of year........................    13,599,433        744,641      7,002,678
                                                ------------   ------------   ------------
       Change in unrealized appreciation......  $ 14,781,219   $ 11,106,441   $  2,483,575
                                                ------------   ------------   ------------
     Realized and unrealized gains............  $ 16,864,960   $ 11,444,120   $  5,095,892
                                                ------------   ------------   ------------
   INCREASE IN NET ASSETS FROM OPERATIONS.....  $ 24,594,300   $ 11,068,884   $  8,351,185
                                                ------------   ------------   ------------
                                                ------------   ------------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                    WGS            WGR            WTR
                                                Sub-Account    Sub-Account    Sub-Account        Total
                                                ------------   ------------   -----------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received....................  $  4,501,932   $  4,834,251   $1,265,181    $   378,918,431
   Mortality and expense risk charges.........     1,360,007      2,776,755      666,680         72,931,978
   Distribution expense charges...............        26,253        --            --                697,629
   Administrative expense charges.............       136,948        333,211       80,002          8,051,619
                                                ------------   ------------   -----------   ---------------
       Net investment income..................  $  2,978,724   $  1,724,285   $  518,499    $   297,237,205
                                                ------------   ------------   -----------   ---------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales......................  $ 40,039,812   $ 44,132,898   $6,760,428    $ 1,940,151,608
     Cost of investments sold.................    45,636,831     35,561,253    5,241,601      1,727,710,141
                                                ------------   ------------   -----------   ---------------
       Net realized gains (losses)............  $ (5,597,019)  $  8,571,645   $1,518,827    $   212,441,467
                                                ------------   ------------   -----------   ---------------
   Net unrealized appreciation (depreciation)
    on investments:
     End of year..............................  $ (5,701,264)  $ 31,911,034   $8,223,467    $ 1,079,710,768
     Beginning of year........................    (5,431,957)    15,241,453    3,870,720        616,160,015
                                                ------------   ------------   -----------   ---------------
       Change in unrealized appreciation
        (depreciation)........................  $   (269,307)  $ 16,669,581   $4,352,747    $   463,550,753
                                                ------------   ------------   -----------   ---------------
     Realized and unrealized gains (losses)...  $ (5,866,326)  $ 25,241,226   $5,871,574    $   675,992,220
                                                ------------   ------------   -----------   ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS................................  $ (2,887,602)  $ 26,965,511   $6,390,073    $   973,229,425
                                                ------------   ------------   -----------   ---------------
                                                ------------   ------------   -----------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                              CAS                               CGS
                                                          Sub-Account                       Sub-Account
                                                -------------------------------   -------------------------------
                                                          Year Ended                        Year Ended
                                                         December 31,                      December 31,
                                                -------------------------------   -------------------------------
                                                     1997             1996             1997             1996
                                                ---------------   -------------   ---------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $    74,369,495   $  52,941,263   $    24,679,106   $   8,788,822
   Net realized gains.........................       86,668,781      62,169,749         9,412,903       4,512,770
   Net unrealized gains.......................       32,342,322      27,056,227       162,512,568      69,960,621
                                                ---------------   -------------   ---------------   -------------
       Increase in net assets from
        operations............................  $   193,380,598   $ 142,167,239   $   196,604,577   $  83,262,213
                                                ---------------   -------------   ---------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $   191,209,464   $ 148,876,483   $   211,472,643   $ 153,852,554
     Net transfers between Sub-Accounts and
      Fixed Account...........................       28,967,751      (5,608,366)      176,163,947      36,048,717
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (177,738,789)    (47,835,347)      (42,133,444)    (19,835,752)
                                                ---------------   -------------   ---------------   -------------
       Net accumulation activity..............  $    42,438,426   $  95,432,770   $   345,503,146   $ 170,065,519
                                                ---------------   -------------   ---------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     1,367,156   $   1,193,495   $       947,612   $     437,102
     Annuity payments and contract charges....         (736,487)       (347,090)         (271,967)       (129,806)
     Net transfers between Sub-Accounts and
      Fixed Account...........................           40,842         119,425           354,557         116,806
     Adjustments to annuity reserves..........          (64,938)        (50,462)           52,749         (87,515)
                                                ---------------   -------------   ---------------   -------------
       Net annuitization activity.............  $       606,573   $     915,368   $     1,082,951   $     336,587
                                                ---------------   -------------   ---------------   -------------
   Increase in net assets from contract owner
    transactions..............................  $    43,044,999   $  96,348,138   $   346,586,097   $ 170,402,106
                                                ---------------   -------------   ---------------   -------------
     Increase in net assets...................  $   236,425,597   $ 238,515,377   $   543,190,674   $ 253,664,319
 NET ASSETS:
   Beginning of year..........................      900,684,817     662,169,440       523,820,012     270,155,693
                                                ---------------   -------------   ---------------   -------------
   End of year................................  $ 1,137,110,414   $ 900,684,817   $ 1,067,010,686   $ 523,820,012
                                                ---------------   -------------   ---------------   -------------
                                                ---------------   -------------   ---------------   -------------

                                                             EGS
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $  (3,455,859)  $  (1,968,496)
   Net realized gains.........................      8,307,222       4,277,168
   Net unrealized gains.......................     53,637,553      12,802,194
                                                -------------   -------------
       Increase in net assets from
        operations............................  $  58,488,916   $  15,110,866
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  95,095,489   $ 122,215,402
     Net transfers between Sub-Accounts and
      Fixed Account...........................     57,336,795      50,369,380
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (16,909,470)     (8,085,001)
                                                -------------   -------------
       Net accumulation activity..............  $ 135,522,814   $ 164,499,781
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     158,875   $     286,409
     Annuity payments and contract charges....        (58,246)        (13,624)
     Net transfers between Sub-Accounts and
      Fixed Account...........................         21,015          44,347
     Adjustments to annuity reserves..........          7,823          21,044
                                                -------------   -------------
       Net annuitization activity.............  $     129,467   $     338,176
                                                -------------   -------------
   Increase in net assets from contract owner
    transactions..............................  $ 135,652,281   $ 164,837,957
                                                -------------   -------------
     Increase in net assets...................  $ 194,141,197   $ 179,948,823
 NET ASSETS:
   Beginning of year..........................    247,131,988      67,183,165
                                                -------------   -------------
   End of year................................  $ 441,273,185   $ 247,131,988
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                           FCE                          FCI
                                                       Sub-Account                  Sub-Account
                                                --------------------------   --------------------------
                                                        Year Ended                   Year Ended
                                                       December 31,                 December 31,
                                                --------------------------   --------------------------
                                                    1997          1996*          1997          1996
                                                ------------   -----------   ------------   -----------
 OPERATIONS:
   Net investment expense.....................  $   (230,489)  $   (13,026)  $   (193,476)  $   (21,609)
   Net realized gains (losses)................       974,141        (5,712)      (156,246)       (1,678)
   Net unrealized gains (losses)..............    (1,720,809)       47,389       (353,885)      (64,127)
                                                ------------   -----------   ------------   -----------
       Increase (decrease) in net assets from
        operations............................  $   (977,157)  $    28,651   $   (703,607)  $   (87,414)
                                                ------------   -----------   ------------   -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  9,918,873   $ 1,048,658   $ 10,356,882   $ 2,460,672
     Net transfers between Sub-Accounts and
      Fixed Account...........................    12,522,767     2,213,104      8,764,120     3,215,694
     Withdrawals, surrenders, annuitizations
      and contract charges....................      (953,005)      (18,977)      (683,649)      (60,665)
                                                ------------   -----------   ------------   -----------
       Net accumulation activity..............  $ 21,488,635   $ 3,242,785   $ 18,437,353   $ 5,615,701
                                                ------------   -----------   ------------   -----------
   Annuitization Activity:
     Annuitizations...........................  $     39,195   $   --        $     55,177   $   --
     Annuity payments and contract charges....        (5,864)      --              (2,405)      --
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --            --             --            --
     Adjustments to annuity reserves..........        (1,465)      --                (416)      --
                                                ------------   -----------   ------------   -----------
       Net annuitization activity.............  $     31,866   $   --        $     52,356   $   --
                                                ------------   -----------   ------------   -----------
   Increase in net assets from contract owner
    transactions..............................  $ 21,520,501   $ 3,242,785   $ 18,489,709   $ 5,615,701
                                                ------------   -----------   ------------   -----------
     Increase in net assets...................  $ 20,543,344   $ 3,271,436   $ 17,786,102   $ 5,528,287
                                                ------------   -----------   ------------   -----------
 NET ASSETS:
   Beginning of year..........................     3,271,436       --           5,528,287       --
                                                ------------   -----------   ------------   -----------
   End of year................................  $ 23,814,780   $ 3,271,436   $ 23,314,389   $ 5,528,287
                                                ------------   -----------   ------------   -----------
                                                ------------   -----------   ------------   -----------

                                                            FCG
                                                        Sub-Account
                                                ---------------------------
                                                        Year Ended
                                                       December 31,
                                                ---------------------------
                                                    1997           1996
                                                ------------   ------------
 OPERATIONS:
   Net investment expense.....................  $    (87,178)  $   (328,431)
   Net realized gains (losses)................       575,848        251,398
   Net unrealized gains (losses)..............     1,624,106        690,250
                                                ------------   ------------
       Increase (decrease) in net assets from
        operations............................  $  2,112,776   $    613,217
                                                ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  8,465,356   $ 19,437,825
     Net transfers between Sub-Accounts and
      Fixed Account...........................     5,802,185      8,809,224
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (2,204,864)      (951,163)
                                                ------------   ------------
       Net accumulation activity..............  $ 12,062,677   $ 27,295,886
                                                ------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $     45,941   $     43,066
     Annuity payments and contract charges....        (6,247)        (1,385)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --             --
     Adjustments to annuity reserves..........            62          1,480
                                                ------------   ------------
       Net annuitization activity.............  $     39,756   $     43,161
                                                ------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $ 12,102,433   $ 27,339,047
                                                ------------   ------------
     Increase in net assets...................  $ 14,215,209   $ 27,952,264
                                                ------------   ------------
 NET ASSETS:
   Beginning of year..........................    35,131,009      7,178,745
                                                ------------   ------------
   End of year................................  $ 49,346,218   $ 35,131,009
                                                ------------   ------------
                                                ------------   ------------

*For the period July 1, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                             GSS                             HYS
                                                         Sub-Account                     Sub-Account
                                                -----------------------------   -----------------------------
                                                         Year Ended                      Year Ended
                                                        December 31,                    December 31,
                                                -----------------------------   -----------------------------
                                                    1997            1996            1997            1996
                                                -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income......................  $  16,257,472   $  13,823,215   $   9,894,976   $   7,621,505
   Net realized gains (losses)................  $    (320,218)     (2,504,323)      6,191,967       5,703,568
   Net unrealized gains (losses)..............  $   5,893,925     (10,551,635)      5,472,328         840,341
                                                -------------   -------------   -------------   -------------
       Increase in net assets from
        operations............................  $  21,831,179   $     767,257   $  21,559,271   $  14,165,414
                                                -------------   -------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  45,924,248   $  54,669,405   $  56,445,474   $  33,898,269
     Net transfers between Sub-Accounts and
      Fixed Account...........................      9,720,766     (14,448,899)     35,346,824       4,326,619
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (58,612,247)    (21,010,408)    (37,189,764)    (11,758,613)
                                                -------------   -------------   -------------   -------------
       Net accumulation activity..............  $  (2,967,233)  $  19,210,098   $  54,602,534   $  26,466,275
                                                -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     142,666   $     268,329   $     403,156   $     137,217
     Annuity payments and contract charges....       (181,979)       (240,819)       (164,426)        (79,990)
     Net transfers between Sub-Accounts and
      Fixed Account...........................        (55,523)       (309,558)       --                14,805
     Adjustments to annuity reserves..........        111,855         (40,665)          2,369         (42,595)
                                                -------------   -------------   -------------   -------------
     Net annuitization activity...............  $      17,019   $    (322,713)  $     241,099   $      29,437
                                                -------------   -------------   -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  (2,950,214)  $  18,887,385   $  54,843,633   $  26,495,712
                                                -------------   -------------   -------------   -------------
     Increase in net assets...................  $  18,880,965   $  19,654,642   $  76,402,904   $  40,661,126
 NET ASSETS:
   Beginning of year..........................    312,423,277     292,768,635     161,272,508     120,611,382
                                                -------------   -------------   -------------   -------------
   End of year................................  $ 331,304,242   $ 312,423,277   $ 237,675,412   $ 161,272,508
                                                -------------   -------------   -------------   -------------
                                                -------------   -------------   -------------   -------------

                                                             MSS
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income......................  $  25,345,850   $  24,096,088
   Net realized gains (losses)................     19,553,090       2,898,908
   Net unrealized gains (losses)..............     11,613,272       4,637,529
                                                -------------   -------------
       Increase in net assets from
        operations............................  $  56,512,212   $  31,632,525
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  56,177,555   $  40,598,625
     Net transfers between Sub-Accounts and
      Fixed Account...........................     12,554,894       7,831,933
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (57,321,938)    (13,315,281)
                                                -------------   -------------
       Net accumulation activity..............  $  11,410,511   $  35,115,277
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     558,077   $      82,609
     Annuity payments and contract charges....       (166,248)        (76,110)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --                41,877
     Adjustments to annuity reserves..........        (43,539)        (12,576)
                                                -------------   -------------
     Net annuitization activity...............  $     348,290   $      35,800
                                                -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  11,758,801   $  35,151,077
                                                -------------   -------------
     Increase in net assets...................  $  68,271,013   $  66,783,602
 NET ASSETS:
   Beginning of year..........................    244,554,513     177,770,911
                                                -------------   -------------
   End of year................................  $ 312,825,526   $ 244,554,513
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                             MMS                              RES                       RGS
                                                         Sub-Account                      Sub-Account               Sub-Account
                                                ------------------------------   -----------------------------   ------------------
                                                          Year Ended                      Year Ended                 Year Ended
                                                         December 31,                    December 31,            December 31, 1997*
                                                ------------------------------   -----------------------------   ------------------
                                                     1997            1996            1997            1996
                                                --------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income (expense)............  $   12,238,449   $   9,789,043   $   5,840,008   $    (428,000)     $   (21,782)
   Net realized gains.........................        --              --             5,057,991       1,850,763            8,741
   Net unrealized gains.......................        --              --            68,490,719      34,176,685          263,416
                                                --------------   -------------   -------------   -------------       ----------
       Increase in net assets from
        operations............................  $   12,238,449   $   9,789,043   $  79,388,718   $  35,599,448      $   250,375
                                                --------------   -------------   -------------   -------------       ----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  151,523,026   $ 208,990,259   $ 153,316,348   $ 156,881,700      $ 2,950,897
     Net transfers between Sub-Accounts and
      Fixed Account...........................      (1,240,893)    (43,233,439)    119,233,197      64,021,188        2,726,224
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (229,658,956)    (46,733,186)    (24,008,616)     (7,956,041)         (29,969)
                                                --------------   -------------   -------------   -------------       ----------
       Net accumulation activity..............  $  (79,376,823)  $ 119,023,634   $ 248,540,929   $ 212,946,847      $ 5,647,152
                                                --------------   -------------   -------------   -------------       ----------
   Annuitization Activity:
     Annuitizations...........................  $       79,534   $   1,121,927   $     415,748   $     557,791      $  --
     Annuity payments and contract charges....        (200,563)       (206,726)       (139,282)        (62,358)        --
     Net transfers between Sub-Accounts and
      Fixed Account...........................        (312,207)       (190,340)         12,992         118,346         --
     Adjustments to annuity reserves..........         (31,750)        (23,831)        (40,528)         38,061         --
                                                --------------   -------------   -------------   -------------       ----------
       Net annuitization activity.............  $     (464,986)  $     701,030   $     248,930   $     651,840      $  --
                                                --------------   -------------   -------------   -------------       ----------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  (79,841,809)  $ 119,724,664   $ 248,789,859   $ 213,598,687      $ 5,647,152
                                                --------------   -------------   -------------   -------------       ----------
     Increase (decrease) in net assets........  $  (67,603,360)  $ 129,513,707   $ 328,178,577   $ 249,198,135      $ 5,897,527
 NET ASSETS:
   Beginning of year..........................     361,830,849     232,317,142     321,102,609      71,904,474         --
                                                --------------   -------------   -------------   -------------       ----------
   End of year................................  $  294,227,489   $ 361,830,849   $ 649,281,186   $ 321,102,609      $ 5,897,527
                                                --------------   -------------   -------------   -------------       ----------
                                                --------------   -------------   -------------   -------------       ----------

*For the period June 1, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                               TRS                              UTS
                                                           Sub-Account                      Sub-Account
                                                ---------------------------------   ----------------------------
                                                           Year Ended                        Year Ended
                                                          December 31,                      December 31,
                                                ---------------------------------   ----------------------------
                                                     1997              1996             1997            1996
                                                ---------------   ---------------   -------------   ------------
 OPERATIONS:
   Net investment income (expense)............  $   116,769,728   $    64,654,089   $   7,729,340   $  1,926,985
   Net realized gains.........................       66,640,057        20,511,061       2,083,741      1,617,706
   Net unrealized gains.......................       74,650,982        50,461,971      14,781,219      6,572,565
                                                ---------------   ---------------   -------------   ------------
       Increase in net assets from
        operations............................  $   258,060,767   $   135,627,121   $  24,594,300   $ 10,117,256
                                                ---------------   ---------------   -------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $   260,379,742   $   158,550,497   $  16,090,619   $ 18,235,404
     Net transfers between Sub-Accounts and
      Fixed Account...........................       90,568,461         7,794,293      13,552,388        835,305
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (276,158,725)      (79,238,642)     (5,005,318)    (3,059,763)
                                                ---------------   ---------------   -------------   ------------
       Net accumulation activity..............  $    74,789,478   $    87,106,148   $  24,637,689   $ 16,010,946
                                                ---------------   ---------------   -------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $     1,271,371   $       505,447   $     165,628   $    116,582
     Annuity payments and contract charges....         (935,550)         (762,883)        (60,528)       (18,434)
     Net transfers between Sub-Accounts and
      Fixed Account...........................           87,811            56,990          28,886        --
     Adjustments to annuity reserves..........         (136,590)          (87,530)          2,804        (82,561)
                                                ---------------   ---------------   -------------   ------------
       Net annuitization activity.............  $       287,042   $      (287,976)  $     136,790   $     15,587
                                                ---------------   ---------------   -------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $    75,076,520   $    86,818,172   $  24,774,479   $ 16,026,533
                                                ---------------   ---------------   -------------   ------------
     Increase in net assets...................  $   333,137,287   $   222,445,293   $  49,368,779   $ 26,143,789
 NET ASSETS:
   Beginning of year..........................    1,246,646,697     1,024,201,404      67,937,296     41,793,507
                                                ---------------   ---------------   -------------   ------------
   End of year................................  $ 1,579,783,984   $ 1,246,646,697   $ 117,306,075   $ 67,937,296
                                                ---------------   ---------------   -------------   ------------
                                                ---------------   ---------------   -------------   ------------

                                                            VAL
                                                        Sub-Account
                                                ---------------------------
                                                        Year Ended
                                                       December 31,
                                                ---------------------------
                                                    1997           1996
                                                ------------   ------------
 OPERATIONS:
   Net investment income (expense)............  $   (375,236)  $    (53,621)
   Net realized gains.........................       337,679         23,298
   Net unrealized gains.......................    11,106,441        744,641
                                                ------------   ------------
       Increase in net assets from
        operations............................  $ 11,068,884   $    714,318
                                                ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $ 29,587,412   $ 10,936,155
     Net transfers between Sub-Accounts and
      Fixed Account...........................    31,786,583      5,122,274
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (2,199,052)       (63,860)
                                                ------------   ------------
       Net accumulation activity..............  $ 59,174,943   $ 15,994,569
                                                ------------   ------------
   Annuitization Activity:
     Annuitizations...........................  $    136,454   $    --
     Annuity payments and contract charges....       (15,580)       --
     Net transfers between Sub-Accounts and
      Fixed Account...........................       --             --
     Adjustments to annuity reserves..........        (4,256)       --
                                                ------------   ------------
       Net annuitization activity.............  $    116,618   $    --
                                                ------------   ------------
   Increase in net assets from contract owner
    transactions..............................  $ 59,291,561   $ 15,994,569
                                                ------------   ------------
     Increase in net assets...................  $ 70,360,445   $ 16,708,887
 NET ASSETS:
   Beginning of year..........................    16,708,887        --
                                                ------------   ------------
   End of year................................  $ 87,069,332   $ 16,708,887
                                                ------------   ------------
                                                ------------   ------------

*For the period June 3, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                            WAA                             WGS
                                                        Sub-Account                     Sub-Account
                                                ----------------------------   -----------------------------
                                                         Year Ended                     Year Ended
                                                        December 31,                   December 31,
                                                ----------------------------   -----------------------------
                                                    1997            1996           1997            1996
                                                -------------   ------------   -------------   -------------
 OPERATIONS:
   Net investment income......................  $   3,255,293   $    595,575   $   2,978,724   $  16,535,862
   Net realized gains (losses)................      2,612,317      1,629,596      (5,597,019)     (2,712,091)
   Net unrealized gains (losses)..............      2,483,575      4,425,108        (269,307)     (9,808,667)
                                                -------------   ------------   -------------   -------------
       Increase (decrease) in net assets from
        operations............................  $   8,351,185   $  6,650,279   $  (2,887,602)  $   4,015,104
                                                -------------   ------------   -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  23,232,543   $ 33,549,719   $  11,552,959   $  10,730,732
     Net transfers between Sub-Accounts and
      Fixed Account...........................     17,783,698     13,363,954     (19,473,409)    (13,803,477)
     Withdrawals, surrenders, annuitizations
      and contract charges....................     (5,742,891)    (2,987,226)    (17,997,612)    (11,401,973)
                                                -------------   ------------   -------------   -------------
       Net accumulation activity..............  $  35,273,350   $ 43,926,447   $ (25,918,062)  $ (14,474,718)
                                                -------------   ------------   -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     167,170   $    174,043   $     101,934   $      55,515
     Annuity payments and contract charges....        (51,214)       (17,132)       (132,080)       (171,649)
     Net transfers between Sub-Accounts and
      Fixed Account...........................         79,307        --               (8,188)        (25,947)
     Adjustments to annuity reserves..........            487         16,443          (5,055)         (4,679)
                                                -------------   ------------   -------------   -------------
       Net annuitization activity.............  $     195,750   $    173,354   $     (43,389)  $    (146,760)
                                                -------------   ------------   -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  35,469,100   $ 44,099,801   $ (25,961,451)  $ (14,621,478)
                                                -------------   ------------   -------------   -------------
     Increase (decrease) in net assets........  $  43,820,285   $ 50,750,080   $ (28,849,053)  $ (10,606,374)
 NET ASSETS:
   Beginning of year..........................     76,617,497     25,867,417     127,743,885     138,350,259
                                                -------------   ------------   -------------   -------------
   End of year................................  $ 120,437,782   $ 76,617,497   $  98,894,832   $ 127,743,885
                                                -------------   ------------   -------------   -------------
                                                -------------   ------------   -------------   -------------

                                                             WGR
                                                         Sub-Account
                                                -----------------------------
                                                         Year Ended
                                                        December 31,
                                                -----------------------------
                                                    1997            1996
                                                -------------   -------------
 OPERATIONS:
   Net investment income......................  $   1,724,285   $   9,576,256
   Net realized gains (losses)................      8,571,645       6,018,165
   Net unrealized gains (losses)..............     16,669,581       1,415,056
                                                -------------   -------------
       Increase (decrease) in net assets from
        operations............................  $  26,965,511   $  17,009,477
                                                -------------   -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $  26,811,741   $  40,398,624
     Net transfers between Sub-Accounts and
      Fixed Account...........................      3,906,046       3,588,236
     Withdrawals, surrenders, annuitizations
      and contract charges....................    (13,503,627)     (9,375,496)
                                                -------------   -------------
       Net accumulation activity..............  $  17,214,160   $  34,611,364
                                                -------------   -------------
   Annuitization Activity:
     Annuitizations...........................  $     112,909   $     157,641
     Annuity payments and contract charges....        (92,720)        (71,968)
     Net transfers between Sub-Accounts and
      Fixed Account...........................       (249,492)         13,731
     Adjustments to annuity reserves..........        (31,480)          8,938
                                                -------------   -------------
       Net annuitization activity.............  $    (260,783)  $     108,342
                                                -------------   -------------
   Increase (decrease) in net assets from
    contract owner transactions...............  $  16,953,377   $  34,719,706
                                                -------------   -------------
     Increase (decrease) in net assets........  $  43,918,888   $  51,729,183
 NET ASSETS:
   Beginning of year..........................    193,226,813     141,497,630
                                                -------------   -------------
   End of year................................  $ 237,145,701   $ 193,226,813
                                                -------------   -------------
                                                -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                               WTR
                                                           Sub-Account                            Total
                                                ---------------------------------   ---------------------------------
                                                           Year Ended                          Year Ended
                                                          December 31,                        December 31,
                                                ---------------------------------   ---------------------------------
                                                     1997              1996              1997              1996
                                                ---------------   ---------------   ---------------   ---------------
 OPERATIONS:
   Net investment income......................  $       518,499   $        71,547   $   297,237,205   $   207,607,067
   Net realized gains.........................        1,518,827           545,390       212,441,467       106,785,736
   Net unrealized gains.......................        4,352,747         2,845,849       463,550,753       196,251,997
                                                ---------------   ---------------   ---------------   ---------------
       Increase in net assets from
        operations............................  $     6,390,073   $     3,462,786   $   973,229,425   $   510,644,800
                                                ---------------   ---------------   ---------------   ---------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received...............  $    15,459,554   $    16,294,987   $ 1,375,970,825   $ 1,231,625,970
     Net transfers between Sub-Accounts and
      Fixed Account...........................       13,106,711         5,434,372       619,129,055       135,880,112
     Withdrawals, surrenders, annuitizations
      and contract charges....................       (2,840,427)       (1,579,132)     (970,892,363)     (285,266,526)
                                                ---------------   ---------------   ---------------   ---------------
       Net accumulation activity..............  $    25,725,838   $    20,150,227   $ 1,024,207,517   $ 1,082,239,556
                                                ---------------   ---------------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations...........................  $       215,870   $     --          $     6,384,473   $     5,137,173
     Annuity payments and contract charges....          (28,925)          (17,146)       (3,250,311)       (2,217,120)
     Net transfers between Sub-Accounts and
      Fixed Account...........................        --                --                --                      482
     Adjustments to annuity reserves..........           (3,240)          (10,126)         (185,108)         (356,574)
                                                ---------------   ---------------   ---------------   ---------------
       Net annuitization activity.............  $       183,705   $       (27,272)  $     2,949,054   $     2,563,961
                                                ---------------   ---------------   ---------------   ---------------
   Increase in net assets from contract owner
    transactions..............................  $    25,909,543   $    20,122,955   $ 1,027,156,571   $ 1,084,803,517
                                                ---------------   ---------------   ---------------   ---------------
     Increase in net assets...................  $    32,299,616   $    23,585,741   $ 2,000,385,996   $ 1,595,448,317
 NET ASSETS:
   Beginning of year..........................       37,384,672        13,798,931     4,883,017,052     3,287,568,735
                                                ---------------   ---------------   ---------------   ---------------
   End of year................................  $    69,684,288   $    37,384,672   $ 6,883,403,048   $ 4,883,017,052
                                                ---------------   ---------------   ---------------   ---------------
                                                ---------------   ---------------   ---------------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold contracts and 1.00% for Regatta Classic contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta and Regatta Gold, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold and Regatta Classic contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                                                  Units
                                                                                      Units Transferred        Withdrawn,
                                                                                  Between Sub-Accounts and     Surrendered
                                   Units Outstanding                                                               and
                                   Beginning of Year        Units Purchased             Fixed Account          Annuitized
                                 ----------------------  ----------------------  ---------------------------   -----------
                                                                                                               Year Ended
                                       Year Ended              Year Ended                Year Ended             December
                                      December 31,            December 31,              December 31,               31,
                                 ----------------------  ----------------------  ---------------------------   -----------
                                    1997        1996        1997        1996         1997           1996          1997
                                 ----------  ----------  ----------  ----------  ------------   ------------   -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS - Level 1.................   6,316,305   6,615,207         860       3,487    (2,421,311)       267,320      (902,834)
 CAS - Level 2 *...............      58,968      --         624,374      62,873     6,542,104            142    (1,834,766)
 GSS - Level 1.................   3,362,650   3,535,152      --           1,574    (1,340,875)       206,595      (559,553)
 GSS - Level 2 *...............      55,891      --         265,628      59,729     2,012,610          3,442      (819,496)
 HYS - Level 1.................   1,204,380   1,068,412      --          --          (510,706)       271,328      (156,641)
 HYS - Level 2**...............      --          --          64,893      --         1,416,411        --           (506,178)
 MSS - Level 1.................   2,202,213   2,150,361         881      --          (924,959)       253,891      (336,449)
 MSS - Level 2 *...............      14,270      --         240,391      18,662     2,378,532        --           (610,436)
 MMS - Level 1.................   3,859,738   3,453,907       1,948       7,940     3,301,197      1,420,458    (5,644,161)
 MMS - Level 2 *...............      59,562      --         310,378      74,316     6,074,695         (3,576)   (4,598,826)
 TRS - Level 1.................  12,461,003  13,106,997       1,598       2,594    (4,580,966)       580,878    (2,124,982)
 TRS - Level 2 *...............      32,548      --         815,196      61,666    10,202,663        --         (3,211,666)
 WGS - Level 1.................   1,460,289   1,730,002      --          --          (584,950)        (4,348)     (175,001)
 WGS - Level 2 *...............       3,325      --          34,073       4,988       686,256        --           (240,401)


                                                 Units Outstanding
                                                    End of Year
                                               ----------------------

                                                     Year Ended
                                                    December 31,
                                               ----------------------
                                    1996          1997        1996
                                 -----------   ----------  ----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS - Level 1.................     (569,709)   2,993,020   6,316,305
 CAS - Level 2 *...............       (4,047)   5,390,680      58,968
 GSS - Level 1.................     (380,671)   1,462,222   3,362,650
 GSS - Level 2 *...............       (7,280)   1,514,633      55,891
 HYS - Level 1.................     (135,360)     537,033   1,204,380
 HYS - Level 2**...............      --           975,126      --
 MSS - Level 1.................     (202,039)     941,686   2,202,213
 MSS - Level 2 *...............       (4,392)   2,022,757      14,270
 MMS - Level 1.................   (1,022,567)   1,518,722   3,859,738
 MMS - Level 2 *...............      (11,178)   1,845,809      59,562
 TRS - Level 1.................   (1,229,466)   5,756,653  12,461,003
 TRS - Level 2 *...............      (29,118)   7,838,741      32,548
 WGS - Level 1.................     (265,365)     700,338   1,460,289
 WGS - Level 2 *...............       (1,663)     483,253       3,325

 *For the period December 9, 1996 (commencement of operations) to December 31, 1996.

**For the period January 6, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 CAS...........................  32,796,793  27,782,739   4,171,857   7,263,696       753,855       (496,244)   (2,193,608)
 CGS...........................  26,199,975  16,712,586   8,951,992   8,644,701     7,405,405      2,000,284    (1,847,841)
 EGS...........................  16,998,044   5,346,104   5,826,649   8,728,028     3,279,517      3,530,938    (1,064,224)
 FCE *.........................     329,630      --         815,491     107,088     1,097,883        224,483       (83,776)
 FCI *.........................     564,742      --         997,740     250,279       902,857        323,501       (75,283)
 FCG...........................   3,360,596     711,179     760,057   1,891,793       531,069        856,286      (209,811)
 GSS...........................  19,714,114  18,082,586   1,627,923   4,278,441       723,328     (1,392,606)   (1,556,521)
 HYS...........................   8,424,289   6,880,080   2,340,052   2,241,058     1,768,446        (53,191)     (833,592)
 MSS...........................  10,541,726   8,542,869   1,191,194   2,422,482       289,858        147,148      (696,059)
 MMS...........................  27,275,583  17,186,041   7,818,118  18,886,918    (8,894,337)    (5,479,056)   (4,736,225)
 RES...........................  19,577,745   5,341,160  10,988,440  10,525,524     6,437,281      4,302,978    (1,348,549)
 RGS...........................      --          --         276,177      --           260,605        --             (2,854)
 TRS...........................  59,508,016  53,091,748   7,069,596  10,291,268     4,111,016       (170,571)   (4,385,161)
 UTS...........................   4,671,192   3,410,047     966,544   1,448,517       773,360         68,243      (309,458)
 VAL **........................   1,520,787      --       2,333,873   1,039,259     2,499,269        492,924      (178,705)
 WAA...........................   5,539,010   2,141,041   1,565,894   2,590,553     1,218,708      1,048,013      (394,779)
 WGS...........................   7,510,766   8,272,858     324,862     818,386    (1,252,245)    (1,036,800)     (455,742)
 WGR...........................  13,989,946  11,421,691   1,725,746   3,069,026       242,250        227,986      (899,185)
 WTR...........................   2,836,079   1,170,586   1,085,978   1,353,637       962,291        448,221      (207,495)

 MFS REGATTA GOLD
 ------------------------------
 CAS...........................   (1,753,398)  35,528,897  32,796,793
 CGS...........................   (1,157,596)  40,709,531  26,199,975
 EGS...........................     (607,026)  25,039,986  16,998,044
 FCE *.........................       (1,941)   2,159,228     329,630
 FCI *.........................       (9,038)   2,390,056     564,742
 FCG...........................      (98,662)   4,441,911   3,360,596
 GSS...........................   (1,254,307)  20,508,844  19,714,114
 HYS...........................     (643,658)  11,699,195   8,424,289
 MSS...........................     (570,773)  11,326,719  10,541,726
 MMS...........................   (3,318,320)  21,463,139  27,275,583
 RES...........................     (591,917)  35,654,917  19,577,745
 RGS...........................      --           533,928      --
 TRS...........................   (3,704,429)  66,303,467  59,508,016
 UTS...........................     (255,615)   6,101,638   4,671,192
 VAL **........................      (11,396)   6,175,224   1,520,787
 WAA...........................     (240,597)   7,928,833   5,539,010
 WGS...........................     (543,678)   6,127,641   7,510,766
 WGR...........................     (728,757)  15,058,757  13,989,946
 WTR...........................     (136,365)   4,676,853   2,836,079

  CONTRACTS:

  *For the period July 1, 1996 (commencement of operations) to December 31,
1996.

 **For the period June 3, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                                  Units
                                                                                      Units Transferred        Withdrawn,
                                                                                  Between Sub-Accounts and     Surrendered
                                   Units Outstanding                                                               and
                                   Beginning of Year        Units Purchased             Fixed Account          Annuitized
                                 ----------------------  ----------------------  ---------------------------   -----------
                                                                                                               Year Ended
                                       Year Ended              Year Ended                Year Ended             December
                                      December 31,            December 31,              December 31,               31,
                                 ----------------------  ----------------------  ---------------------------   -----------
                                    1997        1996        1997        1996         1997           1996          1997
                                 ----------  ----------  ----------  ----------  ------------   ------------   -----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS *.........................       1,892      --         246,247       1,892        23,978        --             (6,620)
 CGS *.........................       3,545      --         446,522       8,005       122,228         (4,460)      (18,079)
 EGS *.........................       9,744      --         289,836      11,935        22,223         (2,191)       (3,775)
 FCE **........................         140      --          44,896         352        (3,278)          (212)       (1,060)
 FCI **........................       2,249      --          75,178       2,249        (7,901)       --             (1,634)
 FCG +.........................      --          --          42,039      --             9,735        --               (736)
 GSS **........................       6,514      --          89,817       6,514        21,240        --             (4,328)
 HYS *.........................       8,219      --         120,521       7,097        30,370          1,122        (3,804)
 MSS ++........................      --          --          92,458      --            28,860        --             (3,075)
 MMS **........................      13,813      --         366,163      13,813      (259,749)       --            (43,122)
 RES ***.......................      25,665      --         497,934      25,659        37,701              6        (7,304)
 RGS #.........................      --          --           5,777      --               320        --                (12)
 TRS ***.......................      40,575      --         859,444      33,797        66,034          6,778       (14,848)
 UTS ++........................      --          --          41,263      --            36,412        --               (666)
 VAL *.........................       9,578      --         107,548       8,416        46,458          1,162        (2,806)
 WAA *.........................       6,448      --          44,701       7,086          (150)          (638)         (468)
 WGS ++++......................      --          --          18,266      --             2,357        --             (1,229)
 WGR ****......................          71      --          77,864      --             7,879             71          (288)
 WTR +++.......................      --          --          49,398      --            (3,919)       --               (357)


                                                 Units Outstanding
                                                    End of Year
                                               ----------------------

                                                     Year Ended
                                                    December 31,
                                               ----------------------
                                    1996          1997        1996
                                 -----------   ----------  ----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS *.........................      --           265,497       1,892
 CGS *.........................      --           554,216       3,545
 EGS *.........................      --           318,028       9,744
 FCE **........................      --            40,698         140
 FCI **........................      --            67,892       2,249
 FCG +.........................      --            51,038      --
 GSS **........................      --           113,243       6,514
 HYS *.........................      --           155,306       8,219
 MSS ++........................      --           118,243      --
 MMS **........................      --            77,105      13,813
 RES ***.......................      --           553,996      25,665
 RGS #.........................      --             6,085      --
 TRS ***.......................      --           951,205      40,575
 UTS ++........................      --            77,009      --
 VAL *.........................      --           160,778       9,578
 WAA *.........................      --            50,531       6,448
 WGS ++++......................      --            19,394      --
 WGR ****......................      --            85,526          71
 WTR +++.......................      --            45,122      --

   *For the period December 2, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

  **For the period December 9, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

 ***For the period November 27, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

****Operations of the Sub-Account commenced on December 31, 1996.

   +For the period January 7, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

  ++For the period January 22, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

 +++For the period February 11, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

++++For the period February 21, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

  #For the period July 7, 1997 (commencement of operations of the Sub-Account) to December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 6, 1998

                    ----------------------------------------

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.